Fair Value Measurements (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Restricted Cash, Current	$ 19,464	$ 20,207	$ 20,207	$ 0	$ 0
Restricted cash included in Deferred charges and other assets — Other	24,615	45,134	$ 44,775	$ 0	$ 0
Commercial paper	399,500	296,000
Current maturities of long-term debt	0	50,000
Restricted cash included in current assets-Other	19,619	20,347
Restricted cash included in deferred charges and other assets-other	30,620	50,490
Long-term debt	1,446,000	1,096,000
Carrying Amount
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money market funds	55,100	69,700
Commercial paper	399,500	296,000
Project financing	0	15,500
Current maturities of long-term debt	0	50,000
Long-term debt, fair value	1,330,900	1,035,000
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money market funds	55,100	69,700
Commercial paper	399,500	296,000
Project financing	0	15,500
Current maturities of long-term debt	0	50,000
Long-term debt, fair value	1,480,800	1,096,300
Cash and cash equivalents
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money market funds	11,000	4,400
Other assets, current
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Restricted Cash, Current	19,464
Restricted cash included in current assets-Other		20,200
Deferred charges and other assets
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Restricted cash included in Deferred charges and other assets — Other	24,615
Restricted cash included in deferred charges and other assets-other		45,100
Commercial Paper
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Notes payable and project financing	299,500
Long-term debt	$ 100,000	$ 0